Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock options activity for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Number of Stock options	Weighted Average exercise price		Weighted Average remaining contractual term	Aggregate intrinsic Value

Outstanding as of December 31, 2015	6,542,994	US$	4.23	4.49 years
Granted	817,881	US$	0.50
Forfeited or cancelled	(32,300)	US$	(5.98)
Outstanding as of December 31, 2016	7,328,575	US$	3.81	4.12 years	—
Forfeited or cancelled	(2,142,357)	US$	(5.99)
Outstanding as of December 31, 2017	5,186,218	US$	2.90	3.39 years	—
Forfeited or cancelled	(48,650)	US$	(3.62)
Outstanding as of December 31, 2018	5,137,568	US$	2.96	2.59 years	—
Vested and expected to vest as of December 31, 2018	5,137,568	US$	2.96	2.59 years
Exercisable as of December 31, 2018	5,103,718	US$	3.98	2.53 years

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The weighted average option fair value of US$ 0.34 per share or an aggregate of US$ 279 on the date of grant during the year ended December 31, 2016, was determined based on the Black-Scholes option pricing model, using the following weighted average assumptions. No stock options were granted in 2017 and 2018.

Year ended December 31, 2016

Expected volatility	79.77%~81.25%
Expected dividends yield	-
Expected term	5.75~6.25 years
Risk-free interest rate (per annum)	0.89%~1.30%
Estimated fair value of underlying ordinary shares (per share)	US$0.34~0.35

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
The amount of compensation cost recognized for stock options for the years ended December 31, 2016, 2017 and 2018 is as follows:

	Year ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$

Cost of revenues	-	-	-	-
Selling expenses	659	-	-	-
General and administrative expenses	821	1,073	590	86
Research and development expenses	-	-	-	-
Total compensation cost recognized for stock options	1,480	1,073	590	86